Leases - Reconciliation of lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Leases
Beginning Balance	€ 49,951	€ 22,014
Additions to lease liabilities	4,281	38,209
Accretion of interest	2,797	1,149
Interest paid	(2,797)	(1,149)
Payments	(7,830)	(7,983)	[1]	€ (5,958)	[1]
Rent concessions	(53)	(30)		(38)
Derecognition due to lease termination	(233)	(1,323)
Foreign currency effects	549	(936)
Ending Balance	46,665	49,951		€ 22,014
Current	9,968	9,537
Non-current	€ 36,697	€ 40,414

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.